TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION
20.	TAXATION

Enterprise income tax

The Cayman Islands

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiaries located in the PRC.

United States of America

TGM was registered in Delaware, United States of America in 2011. The entity is subject to both Delaware State Income Tax (8.7%) and Federal Income Tax (graduated income tax rate up to 35%) on its taxable income under the current laws of the state of Delaware and United States of America. For the year ended December 31, 2011, due to losses generated in the period, TGM did not incur any tax expense.

PRC

In March 2007, a new PRC enterprise income tax law (the “New EIT Law”) was enacted, which was effective on January 1, 2008. Among other changes, the New EIT Law provides a statutory tax rate of 25% and certain tax incentives for encouraged industries, activities and operations in particular geographic locations.

In 2006, the Company’s PRC subsidiary, Changzhou Kanghui, was granted a 5-year manufacturing tax holiday commencing in 2006 which allows it to utilize a two-year 100% exemption followed by a three-year half-reduced EIT rate. During 2008, Changzhou Kanghui received approval as a High and New Technology Enterprise (“HNTE”) which allows it to utilize a reduced income tax rate of 15%. The HNTE status is subject to annual qualification and tri-annual renewal. Because tax incentives provided under the EIT and New EIT Law cannot be utilized concurrently by an enterprise, Changzhou Kanghui chose to apply the tax holiday under the EIT. Its applicable tax rate is 12.5% for the years ended December 31, 2009 and 2010.

In December 2008, the Company’s other PRC subsidiary, Beijing Libeier, received approval as a HNTE effective from 2008 to 2010. Its applicable tax rate is 15% for the years 2009 and 2010.

According to the tax regulations, both Changzhou Kanghui and Beijing Libeier applied for the renewal of NHTE in 2011, which was subsequently approved in September and October, 2011, respectively. Both entities continue to be entitled to the HNTE preferential tax rate of 15% from 2011 to 2013, subject to meeting all criteria in its annual compliance self-assessment, and 25% after 2013. The entities would be subject to the statutory income tax rate of 25% if they do not meet the NHTE requirements.

Wei Rui Li is subject to the statutory tax rate of 25%.

Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain countries. No withholding tax or income tax is imposed on dividends paid by PRC subsidiaries to PRC holding companies.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2011, no detailed interpretation or guidance has been issued to define “place of effective management”. Additionally, as of December 31, 2011, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company or any of its non-PRC subsidiaries is deemed as a “resident enterprise” for PRC tax purposes, the Company or such subsidiary will be subject to PRC income tax. The Company has analyzed the applicability of this law as of December 31, 2011, and recorded a liability for the uncertain tax positions. The Company will continue to monitor changes in the interpretation or guidance of this law.

Income before income taxes consists of:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Non-PRC	(10,312)	(8,972)	(14,503)	(2,303)
PRC	97,663	115,840	158,518	25,186

	87,351	106,868	144,015	22,883

The income tax expenses are comprised of:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Current tax expense	16,184	11,230	22,210	3,529
Deferred tax (benefit)/expense	(3,800)	(4,069)	1,319	209

	12,384	7,161	23,529	3,738

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2009, 2010 and 2011 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Income before income taxes	87,351	106,868	144,015	22,883

Income tax computed at PRC statutory tax rate 25%	21,838	26,717	36,004	5,720
International tax rate difference	2,578	2,243	3,083	490
Non-deductible expenses	390	622	1,885	299
Tax holidays	(8,307)	(9,526)	—	—
HNTE preferential tax rates	(3,008)	(3,929)	(16,857)	(2,678)
Deferred tax rate adjustment	(1,214)	(2,563)	4,146	659
Reversal of unrecognized tax benefit	(3,499)	(5,961)	(4,475)	(711)
Super-deductions of research and development	(672)	(442)	(1,142)	(181)
Withholding income tax in relation to reinvestment	4,278	—	—	—
Change of valuation allowance	—	—	885	140

	12,384	7,161	23,529	3,738

The benefit of the tax holidays per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
Basic	(0.14)	(0.11)	—	—

Diluted	(0.14)	(0.09)	—	—

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Deferred tax assets, current portion:
Accounts receivable, net	3,722	3,167	503
Write-down of inventories	1,649	1,783	283
Sales incentives and returns	3,694	3,265	520
Accrued expenses	1,019	507	80
Accrued social funds	1,923	676	107
Tax loss	—	912	145
Deferred revenue	127	—	—

Total current deferred tax assets	12,134	10,310	1,638

Less: Valuation allowance	—	(842)	(134)

Net current deferred tax assets	12,134	9,468	1,504

Deferred tax assets, non-current portion:
Property, plant and equipment	1,058	1,385	220
Deferred revenue	1,378	1,102	175

Total non-current deferred tax assets	2,436	2,487	395

Less: Valuation allowance	—	(43)	(7)

Net non-current deferred tax assets	2,436	2,444	388

Deferred tax liabilities, current portion:
Debt waiver	—	378	60

Total current deferred tax liabilities	—	378	60

Deferred tax liabilities, non-current portion:
Intangible assets in Wei Rui Li	—	4,645	738
Intangible assets in Beijing Libeier	11,700	10,212	1,622

Total non-current deferred tax liabilities	11,700	14,857	2,360

Net deferred tax assets/(liabilities)	2,870	(3,323)	(528)

Deferred Tax

Valuation allowances have been provided for deferred tax assets where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. The Group recorded a full valuation allowance against deferred tax assets of those subsidiaries that are in a cumulative loss position as of December 31, 2011.

As of December 31, 2011, the Group has a net tax operating losses from its PRC subsidiaries, as per filed tax returns, of RMB1,838,000 (US$292,000 ), which will start to expire in 2016. As of December 31, 2011, the Group has net tax operating losses from its non-PRC subsidiary, as per filed tax returns, of RMB1,243,000 (US$197,000 ), which will start to expire in 2032.

As of December 31, 2011, the Group intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized tax benefits

As of December 31, 2010 and 2011, the Group recorded unrecognized tax benefits of RMB7,595,000 and RMB4,163,000 (US$661,000) , respectively, which related to non-deductible expenses and under-reported income of the PRC subsidiaries, under-reported taxable income due to unqualified preferential tax rate and the uncertainty of the administrative practice associated with interpreting and applying the concept of “place of effective management”. It is possible that the amount of uncertain tax positions will change in the next 12 months, however, an estimate of the range of the possible change cannot be made at this time. All of the uncertain tax positions, if ultimately recognized will impact the effective tax rate. The Group also has accrued for interest related to uncertain tax positions of RMB409,000 and RMB34,000 (US$6,000) as of December 31, 2010 and 2011, respectively. As of December 31, 2011, the tax years ended December 31, 2006 through 2011 for the PRC entities remains open for statutory examination by the PRC tax authorities.

A roll-forward of accrued uncertain tax positions is as follows:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Balance at beginning of year	14,653	12,297	7,595	1,207
Additions based on tax positions related to the current year	1,063	1,016	668	106
Reversal based on tax positions related to the current year	(3,419)	(5,718)	(4,100)	(652)

Balance at end of year	12,297	7,595	4,163	661